Employee benefit plans - Defined benefit pension plans (Details)	6 Months Ended
Jun. 30, 2019 EUR (€)
Defined benefit pension plans
Company contribution to plan	€ 575,153.11
Expected funding for next fiscal year	€ 517,114.03